GOODWILL	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
GOODWILL	GOODWILL
Goodwill of $799 million at June 30, 2026 relates to short-break destinations across the United Kingdom and Ireland (“U.K. and Ireland Short Stay”) (December 31, 2025 - $812 million). Total goodwill at December 31, 2025 was $1,181 million.

At June 30, 2026, the goodwill related to European Hostels of $179 million (December 31, 2025 - $188 million) and a multifamily operating platform in Brazil of $23 million (December 31, 2025 - nil) was reclassified to assets held for sale. See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments.

At June 30, 2026, as a result of the loss of control, the partnership deconsolidated the goodwill on South Korea Mixed-use of $177 million (December 31, 2025 - $181 million) and the partnership’s retained interest is now accounted for under the equity method.

In accordance with IFRS Accounting Standards, the partnership performs a goodwill impairment test annually unless there are indicators of impairment identified during the year. The partnership did not identify any impairment indicators as of June 30, 2026 and for the year ended December 31, 2025.